Stockholders' Equity (Deficit) (Details 2) - Non-Qualified Stock Option [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Number
Beginning balance	2,916	2,909
Granted	5,560	7
Exercised
Canceled	(254)
Forfeited
Ending balance	8,222	2,916
Intrinsic value of options	$ 372
Weighted Average Remaining Contractual Life (Years)	8 years 8 months 12 days	8 years 6 months
Weighted Average Exercise Price
Beginning balance	$ 2.6	$ 2.60
Granted	0.57	0.98
Canceled	(2.60)
Ending balance	$ 1.22	$ 2.6